Income Taxes - Additional Information (Details) - USD ($)	Nov. 17, 2020	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Valuation allowance		$ 30,430,000
Unrecognized tax benefits		0
Deferred tax asset		74,010,000	126,000
Payable to related parties pursuant to the tax receivable agreement		$ 60,131,000	$ 0
CF Finance Acquisition Corp.
Business Acquisition [Line Items]
Deferred tax asset	$ 74,300,000
Valuation allowance	28,200,000
Payable to related parties pursuant to the tax receivable agreement	$ 60,100,000